Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage	$ 250,000	$ 250,000
Offering costs	100,000
Applicable franchise and income taxes		1,113,001
Interest earned on marketable securities held in Trust Account		4,547,860
Net income (loss)	(1,650)	$ 3,016,201
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Purchase of common stock		14,400,000
Net income (loss)
Class A redeemable common stock [Member]
Summary of Significant Accounting Policies (Textual)
Net income (loss)		3,434,759
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Textual)
Offering costs		$ 15,930,162